Note 9 - Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2020
Notes Tables
Share-based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2019	140,476	$3.04
Granted	83,880	2.44
Vested	(33,484)	4.60
Forfeited	(5,774)	2.87
Balance at October 31, 2020	185,098	$2.52